Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Professional and general consulting fees	$ 299,378	$ 218,476
R&D-related - CMOs, CROs, supplies, equipment and consulting	1,687,011	595,465	$ 51,806
General expenses	167,357	256,463
Insurance premiums	1,438,901	945,928
Payroll and benefits	134,704	482,237
Accrued license payments	20,487	5,000	42,300
Total accounts payable and accrued expenses	3,747,838	2,503,569	369,177
Outstanding payables to CROs or CMOs	$ 1,334,632	386,057
General consulting fees		$ 126,491	80,013
Adjustment for rounding
Total accounts payable and accrued expenses			$ 369,178